Document and Entity Information - Mar. 31, 2015 - shares	Total
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	143,843,889
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014